Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.793%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,357,947.94

Principal:
Principal Collections	$18,378,834.92
Prepayments in Full	$10,783,880.30
Liquidation Proceeds	$421,919.17
Recoveries	$12,411.10
Sub Total	$29,597,045.49
Collections	$31,954,993.43

Purchase Amounts:
Purchase Amounts Related to Principal	$33,292.17
Purchase Amounts Related to Interest	$45.91
Sub Total	$33,338.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,988,331.51

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,988,331.51
Servicing Fee	$718,502.20	$718,502.20	$0.00	$0.00	$31,269,829.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,269,829.31
Interest - Class A-2a Notes	$188,074.53	$188,074.53	$0.00	$0.00	$31,081,754.78
Interest - Class A-2b Notes	$59,317.74	$59,317.74	$0.00	$0.00	$31,022,437.04
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$30,669,937.04
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$30,516,643.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,516,643.04
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$30,463,763.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,463,763.29
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$30,424,137.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,424,137.96
Regular Principal Payment	$32,773,888.68	$30,424,137.96	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$31,988,331.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,424,137.96
Total					$30,424,137.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,276,270.27	$81.48	$188,074.53	$0.69	$22,464,344.80	$82.17
Class A-2b Notes	$8,147,867.69	$81.48	$59,317.74	$0.59	$8,207,185.43	$82.07
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$30,424,137.96	$28.92	$845,691.35	$0.80	$31,269,829.31	$29.72

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$237,567,830.59	0.8689387	$215,291,560.32	0.7874600
Class A-2b Notes	$86,893,866.35	0.8689387	$78,745,998.66	0.7874600
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$782,791,696.94	0.7440066	$752,367,558.98	0.7150899

Pool Information
Weighted Average APR	3.371%	3.355%
Weighted Average Remaining Term	51.16	50.30
Number of Receivables Outstanding	39,796	39,054
Pool Balance	$862,202,636.18	$832,322,931.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$805,721,196.66	$777,923,607.92
Pool Factor	0.7668660	0.7402902

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$33,527,398.96
Yield Supplement Overcollateralization Amount	$54,399,323.27
Targeted Overcollateralization Amount	$82,305,122.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,955,372.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$261,778.43
(Recoveries)		9	$12,411.10
Net Loss for Current Collection Period			$249,367.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3471%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3257%
Second Prior Collection Period			0.3682%
Prior Collection Period			0.2020%
Current Collection Period			0.3532%
Four Month Average (Current and Prior Three Collection Periods)			0.3123%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		793	$1,226,928.79
(Cumulative Recoveries)			$40,046.56
Cumulative Net Loss for All Collection Periods			$1,186,882.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1056%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,547.20
Average Net Loss for Receivables that have experienced a Realized Loss			$1,496.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	252	$6,128,458.92
61-90 Days Delinquent	0.12%	32	$983,400.47
91-120 Days Delinquent	0.03%	6	$215,319.47
Over 120 Days Delinquent	0.02%	4	$165,618.60
Total Delinquent Receivables	0.90%	294	$7,492,797.46

Repossession Inventory:
Repossessed in the Current Collection Period		24	$617,189.93
Total Repossessed Inventory		36	$1,029,163.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1058%
Prior Collection Period			0.0930%
Current Collection Period			0.1075%
Three Month Average			0.1021%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1639%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer